Alger Weatherbie Specialized Growth Fund Expense Example - Class Y Shares [Member] - Alger Weatherbie Specialized Growth Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	$ 1,166